IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Risk Measurement

	CIBC	S&P	Moody’s
Grade	rating	equivalent	equivalent
Investment grade	00–47	AAA to BBB-	Aaa to Baa3
Non-investment grade	51–67	BB+ to B-	Ba1 to B3
Watch list	70–80	CCC+ to C	Caa1 to Ca
Default	90	D	C

Summary of PD Bands to Various Risk Levels	The following table maps the PD bands to various risk levels:

Risk level	PD bands
Exceptionally low	0.01%–0.20%
Very low	0.21%–0.50%
Low	0.51%–2.00%
Medium	2.01%–10.00%
High	10.01%–99.99%
Default	100%

Summary of Exposure to Credit Risk

$ millions, as at October 31			2025			2024
	IRB approach	Standardized approach	Total	IRB approach	Standardized approach	Total
Business and government portfolios
Corporate
Drawn	$206,412	$7,218	$213,630	$186,995	$6,717	$193,712
Undrawn commitments	58,702	969	59,671	54,122	1,005	55,127
Repo-style transactions	335,746	–	335,746	308,047	1	308,048
Other off-balance sheet	14,659	381	15,040	13,307	331	13,638
OTC derivatives	13,581	136	13,717	10,970	126	11,096
	629,100	8,704	637,804	573,441	8,180	581,621
Sovereign
Drawn	188,329	8,728	197,057	187,765	7,802	195,567
Undrawn commitments	8,386	297	8,683	8,101	178	8,279
Repo-style transactions	55,556	–	55,556	54,661	–	54,661
Other off-balance sheet	1,906	143	2,049	1,595	156	1,751
OTC derivatives	2,416	–	2,416	2,545	–	2,545
	256,593	9,168	265,761	254,667	8,136	262,803
Banks
Drawn	11,664	1,066	12,730	12,076	1,298	13,374
Undrawn commitments	841	–	841	555	–	555
Repo-style transactions	71,881	–	71,881	45,493	–	45,493
Other off-balance sheet	3,529	–	3,529	2,176	–	2,176
OTC derivatives	6,817	–	6,817	5,291	–	5,291
	94,732	1,066	95,798	65,591	1,298	66,889
Gross business and government portfolios	980,425	18,938	999,363	893,699	17,614	911,313
Less: collateral held for repo-style transactions	437,601	–	437,601	388,767	–	388,767
Net business and government portfolios	542,824	18,938	561,762	504,932	17,614	522,546
Retail portfolios
Real estate secured personal lending
Drawn	295,526	3,087	298,613	290,545	3,028	293,573
Undrawn commitments	37,986	–	37,986	36,393	2	36,395
	333,512	3,087	336,599	326,938	3,030	329,968
Qualifying revolving retail
Drawn	24,157	2,870	27,027	22,894	3,119	26,013
Undrawn commitments	70,592	4,226	74,818	63,866	3,979	67,845
Other off-balance sheet	451	120	571	411	114	525
	95,200	7,216	102,416	87,171	7,212	94,383
Other retail
Drawn	15,857	873	16,730	15,199	829	16,028
Undrawn commitments	3,767	–	3,767	3,430	1	3,431
Other off-balance sheet	7	–	7	6	–	6
	19,631	873	20,504	18,635	830	19,465
Small and medium enterprises (SME) retail
Drawn	2,887	–	2,887	3,183	–	3,183
Undrawn commitments	1,143	–	1,143	1,217	–	1,217
Other off-balance sheet	25	–	25	27	–	27
	4,055	–	4,055	4,427	–	4,427
Total retail portfolios	452,398	11,176	463,574	437,171	11,072	448,243
Securitization exposures (1)	40,180	30,105	70,285	30,901	21,251	52,152
Gross credit exposure (2)	1,473,003	60,219	1,533,222	1,361,771	49,937	1,411,708
Less: collateral held for repo-style transactions	437,601	–	437,601	388,767	–	388,767
Net credit exposure (2)	$1,035,402	$60,219	$1,095,621	$973,004	$49,937	$1,022,941

(1)
OSFI guidelines define a hierarchy of approaches for treating securitization exposures in our banking book. Depending on the underlying characteristics, exposures are eligible for either the SA or the IRB approach. The
SEC-ERBA,
which is inclusive of
SEC-IAA,
includes exposures that qualify for the IRB approach, as well as exposures under the SA.

(2)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial
institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%.
Non-trading
equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security.

Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category	A detailed breakdown of our net credit risk exposures under the standardized approach by risk-weight category is provided below.

$ millions, as at October 31	Risk-weight category							2025	2024
	0%	1–20%	21–50%	51–75%	76–100%	101–150%	>150%	Total	Total
Corporate	$–	$–	$–	$9	$8,396	$299	$–	$8,704	$8,179
Sovereign	7,248	598	308	–	959	56	–	9,169	8,137
Banks	–	945	39	–	30	52	–	1,066	1,298
Real estate secured personal lending	–	715	1,947	298	119	7	–	3,086	3,030
Other retail	–	4,143	–	3,933	12	1	–	8,089	8,042
Total	$7,248	$6,401	$2,294	$4,240	$9,516	$415	$–	$30,114	$28,686

Summary of Geographic Distribution of Business and Government Exposures Under the AIRB Approach
The following table provides a geographic distribution of our business and government exposures under the IRB approach, net of collateral held for repo-style transactions.

$ millions, as at October 31, 2025	Canada	U.S.	Europe	Other	Total
Drawn	$190,240	$180,725	$21,839	$13,601	$406,405
Undrawn commitments	36,642	23,140	5,683	2,464	67,929
Repo-style transactions	6,161	9,069	4,935	5,417	25,582
Other off-balance sheet	9,876	7,663	1,545	1,010	20,094
OTC derivatives	13,406	4,620	2,808	1,980	22,814
Total	$256,325	$225,217	$36,810	$24,472	$542,824
October 31, 2024	$237,346	$216,408	$27,539	$23,639	$504,932

(1)	Excludes securitization exposures, and exposures under the SA. Substantially all of our retail exposures under the AIRB approach are based in Canada.
(2)	Classification by country is primarily based on domicile of debtor or customer.

Summary of Industry-wide Breakdown of Business and Government Exposure
The following table provides an industry-wide breakdown of our business and government exposures under the IRB approach, net of collateral held for repo-style transactions.

		Undrawn	Repo-style	Other off-	OTC	2025	2024
$ millions, as at October 31	Drawn	commitments	transactions	balance sheet	derivatives	Total	Total
Commercial mortgages	$9,074	$17	$–	$–	$–	$9,091	$7,832
Financial institutions	103,109	13,497	24,028	6,875	13,079	160,588	142,612
Retail and wholesale	13,500	4,411	–	542	354	18,807	17,844
Business services	14,084	4,079	57	1,126	351	19,697	19,299
Manufacturing – capital goods	6,558	2,963	–	494	303	10,318	8,858
Manufacturing – consumer goods	7,184	2,074	–	234	175	9,667	9,281
Real estate and construction	55,825	10,053	–	2,333	627	68,838	65,926
Agriculture	8,938	1,489	–	74	130	10,631	9,934
Oil and gas	2,420	3,580	–	480	1,160	7,640	6,822
Mining	2,059	1,360	–	798	1,375	5,592	4,901
Forest products	722	553	–	169	32	1,476	1,114
Hardware and software	6,050	2,644	114	162	349	9,319	7,382
Telecommunications and cable	3,694	746	–	258	437	5,135	3,896
Publishing, printing and broadcasting	492	118	–	11	19	640	859
Transportation	7,470	3,764	–	498	521	12,253	11,664
Utilities	17,524	9,250	–	5,238	1,643	33,655	30,628
Education, health and social services	10,540	1,827	3	281	153	12,804	12,535
Governments	137,162	5,504	1,380	521	2,106	146,673	143,545
Total	$406,405	$67,929	$25,582	$20,094	$22,814	$542,824	$504,932

Summary of Credit Quality of Risk-rated Portfolios Exposure
The following table presents the credit quality of our retail portfolios under the IRB approach.

$ millions, as at October 31					2025	2024
	EAD
Risk level	Real estate secured personal lending	Qualifying revolving retail	Other retail	SME retail	Total	Total
Exceptionally low	$208,494	$57,310	$3,603	$395	$269,802	$264,361
Very low	73,973	11,977	3,832	869	90,651	83,228
Low	32,030	15,414	7,201	1,548	56,193	55,896
Medium	16,695	7,840	3,570	990	29,095	28,540
High	1,286	2,589	1,332	189	5,396	4,189
Default	1,034	70	93	64	1,261	957
Total	$333,512	$95,200	$19,631	$4,055	$452,398	$437,171

Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at October 31	31 to 90 days	Over 90 days	2025 Total	2024 Total
Residential mortgages	$1,239	$–	$1,239	$1,216
Personal	251	–	251	261
Credit card	259	181	440	392
Business and government	327	–	327	226
Total	$2,076	$181	$2,257	$2,095

Summary of Market Risks by Type of Risks

$ millions, as at or for the year ended October 31				2025				2024
	High	Low	As at	Average	High	Low	As at	Average
Interest rate risk	$14.2	$4.1	$11.8	$7.9	$18.7	$4.6	$6.3	$9.2
Credit spread risk	2.9	1.0	1.5	1.7	3.8	1.6	1.9	2.4
Equity risk	15.9	5.0	5.0	9.2	8.4	4.5	6.9	6.0
Foreign exchange risk	3.6	0.5	0.7	1.1	7.3	0.5	0.6	1.3
Commodity risk	9.0	1.1	2.5	3.3	5.2	1.2	1.2	2.8
Diversification effect (1)	n/m	n/m	(12.2)	(11.8)	n/m	n/m	(9.4)	(10.7)
Total VaR (one-day measure)	$16.1	$6.6	$9.3	$11.4	$18.8	$5.8	$7.5	$11.0

(1)	Total VaR is less than the sum of the VaR of the different market risk types resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at October 31		2025			2024
	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$137	$26	$163	$159	$45	$204
Increase (decrease) in EVE	(1,168)	(510)	(1,678)	(956)	(400)	(1,356)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(220)	(29)	(249)	(193)	(49)	(242)
Increase (decrease) in EVE	1,025	500	1,525	829	408	1,237

(1)	Includes CAD and other currency exposures.

Summary of Amortized Cost and Fair Values of Non-trading Equities

$ millions, as at October 31		Cost	Fair value
2025	Equity securities designated at FVOCI	$979	$1,020
	Equity-accounted investments in associates (1)	144	291
	Total	$1,123	$1,311
2024	Equity securities designated at FVOCI	$653	$672
	Equity-accounted investments in associates (1)	145	253
	Total	$798	$925

(1)	Excludes our equity-accounted joint ventures. See Note 24 to the consolidated financial statements for further details.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at October 31		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2025	Cash and deposits with banks	$44,003	$–	$44,003	$285	$43,718
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	188,603	119,484	308,087	167,774	140,313
	Other debt securities	7,273	14,675	21,948	11,065	10,883
	Equities	72,778	44,189	116,967	76,927	40,040
	Canadian government guaranteed National Housing Act mortgage-backed securities	31,690	4,053	35,743	23,275	12,468
	Other liquid assets (2)	20,834	4,616	25,450	10,708	14,742
	Total	$365,181	$187,017	$552,198	$290,034	$262,164
2024	Cash and deposits with banks	$48,064	$–	$48,064	$560	$47,504
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	178,324	108,499	286,823	146,992	139,831
	Other debt securities	6,093	11,328	17,421	3,696	13,725
	Equities	58,102	33,424	91,526	54,269	37,257
	Canadian government guaranteed National Housing Act mortgage-backed securities	35,155	2,038	37,193	20,263	16,930
	Other liquid assets (2)	16,021	2,849	18,870	8,971	9,899
	Total	$341,759	$158,138	$499,897	$234,751	$265,146

(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select ABS and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at October 31, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$12,379	$–	$–	$–	$–	$–	$–	$–	$–	$12,379
Interest-bearing deposits with banks	31,624	–	–	–	–	–	–	–	–	31,624
Securities	15,132	7,574	6,635	6,602	6,755	34,882	73,820	55,038	76,797	283,235
Cash collateral on securities borrowed	21,697	–	–	–	–	–	–	–	–	21,697
Securities purchased under resale agreements	48,191	16,407	11,948	4,711	1,085	4,322	31	–	–	86,695
Loans
Residential mortgages	5,570	11,306	22,139	18,681	30,614	84,232	104,412	10,079	–	287,033
Personal	1,082	439	960	725	627	705	5,004	5,941	32,383	47,866
Credit card	453	906	1,360	1,360	1,360	5,438	10,704	–	–	21,581
Business and government (2)	5,092	9,057	13,280	17,994	13,736	55,665	87,796	22,994	11,802	237,416
Allowance for credit losses	–	–	–	–	–	–	–	–	(4,392)	(4,392)
Derivative instruments	1,112	7,349	3,399	2,167	1,829	7,110	8,807	6,579	–	38,352
Other assets	–	–	–	–	–	–	–	–	53,452	53,452
Total assets	$142,332	$53,038	$59,721	$52,240	$56,006	$192,354	$290,574	$100,631	$170,042	$1,116,938
October 31, 2024 (2)	$130,008	$45,680	$57,993	$52,094	$61,184	$186,218	$260,975	$101,546	$146,287	$1,041,985
Liabilities
Deposits (3)	$43,722	$36,883	$61,945	$54,413	$47,718	$48,626	$70,730	$27,856	$416,231	$808,124
Obligations related to securities sold short	24,244	–	–	–	–	–	–	–	–	24,244
Cash collateral on securities lent	6,031	–	–	–	–	–	–	–	–	6,031
Obligations related to securities sold under repurchase agreements	91,742	32,572	1,060	734	934	–	3,000	–	–	130,042
Derivative instruments	2,924	7,635	4,157	3,136	2,333	6,625	4,787	9,814	–	41,411
Other liabilities (2)	21	43	66	70	69	270	633	808	32,874	34,854
Subordinated indebtedness	–	–	–	–	–	–	33	7,786	–	7,819
Equity	–	–	–	–	–	–	–	–	64,413	64,413
Total liabilities and equity	$168,684	$77,133	$67,228	$58,353	$51,054	$55,521	$79,183	$46,264	$513,518	$1,116,938
October 31, 2024 (2)	$188,502	$48,833	$75,616	$49,168	$46,158	$55,388	$73,705	$39,445	$465,170	$1,041,985

(1)	Cash includes interest-bearing demand deposits with the Bank of Canada.
(2)
Includes customers’ liability under acceptances of $
10
million (2024: $6 million) in business and government loans and acceptances of $10 million (2024: $6 million) in other liabilities. Prior year amounts have been revised to conform to the presentation adopted in 2025.

(3)
Comprises $258.1 billion (2024: $252.9 billion) of personal deposits; $523.3 billion (2024: $492.0 billion) of business and government deposits and secured borrowings; and $26.7 billion (2024: $20.0 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at October 31, 2025	Less than 1 month		1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$2,457		$9,030	$5,805	$8,686	$7,594	$25,457	$92,976	$5,201	$263,236	$420,442
Standby and performance letters of credit	7,414		3,579	4,089	5,071	4,229	896	852	228	–	26,358
Backstop liquidity facilities	56		30,347	66	171	185	369	–	–	–	31,194
Documentary and commercial letters of credit	85		38	20	4	1	–	19	–	–	167
Other	2,667	(2)	–	–	–	–	–	–	–	55	2,722
Total	$12,679		$42,994	$9,980	$13,932	$12,009	$26,722	$93,847	$5,429	$263,291	$480,883
October 31, 2024	$18,455		$35,462	$8,910	$11,720	$12,084	$26,766	$77,636	$3,562	$245,816	$440,411

(1)	Includes $201.5 billion (2024: $189.6 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Includes forward-dated securities financing trades.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other off-balance
sheet contractual obligations affecting our funding needs:

$ millions, as at October 31, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$149	$241	$270	$275	$232	$566	$741	$229	$2,703
Investment commitments	–	1	12	–	2	9	46	483	553
Future lease commitments (2)	1	4	6	6	7	35	93	421	573
Pension contributions (3)	15	30	45	45	45	–	–	–	180
Underwriting commitments	1,045	–	–	–	–	–	–	–	1,045
Total	$1,210	$276	$333	$326	$286	$610	$880	$1,133	$5,054
October 31, 2024 (2)	$607	$263	$292	$321	$279	$737	$850	$1,203	$4,552

(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use
asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and are therefore subject to significant variability.